Long-Term Borrowings - (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Long-Term Borrowings
Less: current portion	$ (6,000)	$ (6,000)
Total	34,500	40,500
Long-Term Borrowings
Long-Term Borrowings
Unsecured borrowings	40,500	46,500
Less: current portion	(6,000)	(6,000)
Total	34,500	40,500
Unused long-term credit lines	$ 139,500	$ 83,500
Interest rate	6.25%	5.48%
Long-Term Borrowings | Bottom of range
Long-Term Borrowings
Interest rate		5.48%